LORD ABBETT ALPHA STRATEGY FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett Alpha Strategy Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett Alpha Strategy Fund		Class A		Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.10%		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.25%		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses		1.14%		1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Total Annual Fund Operating Expenses		1.74%		2.49%	2.49%	1.59%	1.49%	1.94%	2.09%	1.99%
Management Fee Waiver	[2]	(0.05%)		(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver		1.69%		2.44%	2.44%	1.54%	1.44%	1.89%	2.04%	1.94%
[1]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
[2]	For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive 0.05% of its management fee. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund's pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example - Lord Abbett Alpha Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	737	1,087	1,460	2,505
Class B	647	1,071	1,421	2,638
Class C	247	771	1,321	2,822
Class F	157	497	861	1,885
Class I	147	466	808	1,775
Class P	192	604	1,042	2,260
Class R2	207	650	1,119	2,417
Class R3	197	620	1,068	2,313

If Shares Are Not Redeemed
Expense Example, No Redemption - Lord Abbett Alpha Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	737	1,087	1,460	2,505
Class B	247	771	1,321	2,638
Class C	247	771	1,321	2,822
Class F	157	497	861	1,885
Class I	147	466	808	1,775
Class P	192	604	1,042	2,260
Class R2	207	650	1,119	2,417
Class R3	197	620	1,068	2,313

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1.16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

This Fund is a "fund of funds" – meaning it invests in underlying mutual funds rather than directly in portfolio securities. To pursue its objective, the Fund allocates its assets primarily to domestic equity securities and, to a lesser extent, foreign equity securities, by investing in a weighted combination of other mutual funds managed by Lord, Abbett & Co. LLC that hold such instruments. The Fund is intended for investors who are seeking exposure to the stocks of small U.S. and foreign companies managed in both growth and value styles. The Fund's investment exposure through the underlying funds primarily includes the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Small companies generally having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index.

•	Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

•

Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

•	Foreign (including emerging market) companies, which may be traded on a U.S. or non-U.S. securities exchange and may include American Depositary Receipts ("ADRs").

At the discretion of an underlying fund and consistent with an underlying fund's investment objective, an underlying fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the underlying fund's investments or for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the underlying fund's investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund's investment exposure through the underlying funds primarily consists of investments in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Small Company Risk: The Fund's investment exposure through the underlying funds primarily consists of investments in equity securities of small companies, which tend to be more volatile and less liquid than equity securities of larger companies and may have limited management experience, limited ability to generate or borrow capital, and limited products, services or markets.

•

Blend Style Risk: The Fund uses a "blend" strategy to invest in the underlying funds that employ both growth and value stocks, or in stocks with characteristics of both. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company's worth.

•

Portfolio Management Risk: The strategies used by the portfolio management of the Fund to allocate the Fund's assets among the underlying funds, and the strategies used and securities selected by the portfolio management of the underlying funds, may fail to produce the intended result and the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Certain of the underlying funds may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund's definition of an emerging market security. To the extent an underlying fund invests in this manner, the percentage of the Fund's portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund's assets that the Fund defines as representing emerging market securities.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q '09 +25.22% Worst Quarter 4th Q '08 -25.10%

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, R2, and R3 shares compare to those of two broad-based securities market indices and a more narrowly based index. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Lord Abbett Alpha Strategy Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	19.57%	6.55%	6.44%
Class A After Taxes on Distributions	19.57%	5.63%	5.85%
Class A After Taxes on Distributions and Sale of Fund Shares	12.72%	5.27%	5.39%
Class B	22.02%	6.97%	6.51%
Class C	26.04%	7.13%	6.39%
Class F	27.16%			1.25%	Sep 28, 2007
Class I	27.32%	8.20%		11.53%	Oct 19, 2004
Class R2	26.61%			0.75%	Sep 28, 2007
Class R3	26.73%			0.85%	Sep 28, 2007
Russell 2000 Index 10/31/2004 (reflects no deduction for fees, expenses, or taxes)	26.86%	4.47%	6.33%	6.28%	Oct 31, 2004	[1]
Russell 2000 Index 9/30/2007 (reflects no deduction for fees, expenses, or taxes)	26.86%	4.47%	6.33%	0.59%	Sep 30, 2007	[2]
S&P Developed Ex-U.S. SmallCap Index 10/31/2004 (reflects no deduction for fees, expenses, or taxes)	21.96%	5.16%	9.28%	9.75%	Oct 31, 2004	[1]
S&P Developed Ex-U.S. SmallCap Index 9/30/2007 (reflects no deduction for fees, expenses, or taxes)	21.96%	5.16%	9.28%	(3.75%)	Sep 30, 2007	[2]
85% Russell 2000 Index/15% S&P Developed Ex-U.S. SmallCap Index 10/31/2004 (reflects no deduction for fees, expenses, or taxes)	26.27%	4.71%	6.88%	6.92%	Oct 31, 2004	[1]
85% Russell 2000 Index/15% S&P Developed Ex-U.S. SmallCap Index 9/30/2007 (reflects no deduction for fees, expenses, or taxes)	26.27%	4.71%	6.88%	0.09%	Sep 30, 2007	[2]
[1]	Corresponds with Class I period shown.
[2]	Corresponds with Class F, R2, and R3 periods shown.

LORD ABBETT FUNDAMENTAL EQUITY FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett Fundamental Equity Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett Fundamental Equity Fund	Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.11%	1.76%	1.76%	0.86%	0.76%	1.21%	1.36%	1.26%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example - Lord Abbett Fundamental Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,151	1,849
Class B	579	854	1,054	1,902
Class C	179	554	954	2,073
Class F	88	274	477	1,061
Class I	78	243	422	942
Class P	123	384	665	1,466
Class R2	138	431	745	1,635
Class R3	128	400	692	1,523

If Shares Are Not Redeemed
Expense Example, No Redemption - Lord Abbett Fundamental Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,151	1,849
Class B	179	554	954	1,902
Class C	179	554	954	2,073
Class F	88	274	477	1,061
Class I	78	243	422	942
Class P	123	384	665	1,466
Class R2	138	431	745	1,635
Class R3	128	400	692	1,523

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80.98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund primarily purchases equity securities of U.S. and multinational companies that the Fund believes are undervalued in all market capitalization ranges. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund normally will invest at least 50% of its net assets in large, established companies having a market capitalization within the range of companies included in the Russell 1000® Index. The Fund normally will invest the remainder of its assets in securities of mid-sized and small companies.

The Fund attempts to invest in companies the portfolio manager believes have been undervalued by the market and are selling at reasonable prices. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors that the Fund believes are likely to improve the value of the company's stock price. In selecting investments, the Fund may invest in U.S. and foreign (including emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities of large, mid-sized, and small companies. Equity securities may include common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•

Value companies of all capitalization that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•	Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

•

Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, and limited products or services, or may operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company's intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q '09 +16.14% Worst Quarter 4th Q '08 -16.94%

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, P, R2, and R3 shares compare to those of four broad-based securities market indices. Because the Fund believes that the Russell 3000® Index, Russell 3000® Value Index, and S&P 500® Index more accurately reflect the Fund's investment strategies than the Russell 1000® Value Index, the Fund is adding the Russell 3000® Index and the S&P 500® Index to this annual prospectus update and will delete the Russell 1000® Value Index from its next annual prospectus update. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Lord Abbett Fundamental Equity Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	12.39%	4.24%	4.96%
Class A After Taxes on Distributions	12.34%	3.69%	4.29%
Class A After Taxes on Distributions and Sale of Fund Shares	8.11%	3.57%	4.13%
Class B	14.31%	4.61%	5.04%
Class C	18.29%	4.78%	4.93%
Class F	19.45%			1.49%	Sep 28, 2007
Class I	19.54%	5.87%		10.91%	Mar 31, 2003
Class P	19.03%	5.36%		6.14%	Aug 15, 2001
Class R2	18.86%			1.01%	Sep 28, 2007
Class R3	19.01%			1.09%	Sep 28, 2007
Russell 3000 Index 8/15/2001 (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%	3.45%	Aug 15, 2001
Russell 3000 Index 3/31/2003 (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%	8.17%	Mar 31, 2003
Russell 3000 Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%	(2.87%)	Sep 28, 2007
Russell 3000 Value Index 8/15/2001 (reflects no deduction for fees, expenses, or taxes)	16.23%	1.45%	3.63%	4.09%	Aug 15, 2001
Russell 3000 Value Index 3/31/2003 (reflects no deduction for fees, expenses, or taxes)	16.23%	1.45%	3.63%	8.27%	Mar 31, 2003
Russell 3000 Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	16.23%	1.45%	3.63%	(5.39%)	Sep 28, 2007
S&P 500 Index 8/15/2001 (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	2.66%	Aug 15, 2001
S&P 500 Index 3/31/2003 (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	7.33%	Mar 31, 2003
S&P 500 Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	(3.64%)	Sep 28, 2007
Russell 1000 Value Index 8/15/2001 (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%	3.79%	Aug 15, 2001
Russell 1000 Value Index 3/31/2003 (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%	8.00%	Mar 31, 2003
Russell 1000 Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%	(5.82%)	Sep 28, 2007

LORD ABBETT INTERNATIONAL CORE EQUITY FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett International Core Equity Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett International Core Equity Fund		Class A	Class B	Class C	Class F	Class I	Class P	Class R2		Class R3
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and Service (12b-1) Fees		0.35%	1.00%	1.00%	0.10%	none	0.45%	0.60%		0.50%
Other Expenses		0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%		0.34%
Total Annual Fund Operating Expenses		1.44%	2.09%	2.09%	1.19%	1.09%	1.54%	1.69%	[1]	1.59%
Management Fee Waiver and/or Expense Reimbursement	[2]	(0.32%)	(0.32%)	(0.32%)	(0.32%)	(0.32%)	(0.32%)	(0.32%)		(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.12%	1.77%	1.77%	0.87%	0.77%	1.22%	1.37%		1.27%
[1]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
[2]	For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.77%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example - Lord Abbett International Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	975	1,288	2,174
Class B	580	924	1,194	2,229
Class C	180	624	1,094	2,395
Class F	89	346	624	1,415
Class I	79	315	570	1,300
Class P	124	455	809	1,807
Class R2	139	501	888	1,971
Class R3	129	471	835	1,862

If Shares Are Not Redeemed
Expense Example, No Redemption - Lord Abbett International Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	975	1,288	2,174
Class B	180	624	1,094	2,229
Class C	180	624	1,094	2,395
Class F	89	346	624	1,415
Class I	79	315	570	1,300
Class P	124	455	809	1,807
Class R2	139	501	888	1,971
Class R3	129	471	835	1,862

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98.73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund primarily invests in a diversified portfolio of equity securities of large foreign companies that the portfolio managers believe are undervalued. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world and will invest at least 80% of its net assets in equity securities of large companies. For purposes of the Fund's investment policies, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization in the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"). The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities of large companies. Equity securities include common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•

Foreign companies, which are traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund may invest up to 15% of its net assets in securities of foreign companies that are traded primarily in emerging markets.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Foreign Company Risk: The Fund's investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund's definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund's portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund's assets that the Fund defines as representing emerging market securities.

•	Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q '09 +28.44% Worst Quarter 3rd Q '08 -20.59%

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, P, R2, and R3 shares compare to those of a broad-based securities market index. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Lord Abbett International Core Equity Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	0.36%	1.53%	5.37%	Dec 31, 2003
Class A After Taxes on Distributions	0.35%	0.66%	4.63%	Dec 31, 2003
Class A After Taxes on Distributions and Sale of Fund Shares	0.59%	1.08%	4.45%	Dec 31, 2003
Class B	1.76%	1.88%	5.57%	Dec 31, 2003
Class C	5.76%	2.05%	5.57%	Dec 31, 2003
Class F	6.78%		(6.35%)	Sep 28, 2007
Class I	6.77%	3.07%	6.63%	Dec 31, 2003
Class P	6.33%	2.62%	6.16%	Dec 31, 2003
Class R2	6.25%		(6.43%)	Sep 28, 2007
Class R3	6.35%		(6.69%)	Sep 28, 2007
MSCI EAFE Index with Gross Dividends 12/31/2003 (reflects no deduction for fees, expenses, or taxes)	8.21%	2.94%	6.85%	Dec 31, 2003
MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	8.21%	2.94%	(6.54%)	Sep 28, 2007
MSCI EAFE Index with Net Dividends 12/31/2003 (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)	7.75%	2.46%	6.38%	Dec 31, 2003
MSCI EAFE Index with Net Dividends 9/28/2007 (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)	7.75%	2.46%	(6.98%)	Sep 28, 2007

LORD ABBETT INTERNATIONAL DIVIDEND INCOME FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek a high level of total return.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett International Dividend Income Fund	Class A		Class B	Class C		Class F	Class I	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	5.00%	1.00%	[2]	none	none	none	none
[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett International Dividend Income Fund		Class A	Class B	Class C	Class F	Class I	Class R2		Class R3
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and Service (12b-1) Fees		0.35%	1.00%	1.00%	0.10%	none	0.60%		0.50%
Other Expenses		0.36%	0.36%	0.36%	0.36%	0.36%	0.36%		0.36%
Total Annual Fund Operating Expenses		1.46%	2.11%	2.11%	1.21%	1.11%	1.71%	[1]	1.61%	[1]
Management Fee Waiver and/or Expense Reimbursement	[2]	(0.34%)	(0.34%)	(0.34%)	(0.34%)	(0.34%)	(0.34%)		(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.12%	1.77%	1.77%	0.87%	0.77%	1.37%		1.27%
[1]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
[2]	For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.77%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example - Lord Abbett International Dividend Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	979	1,296	2,193
Class B	580	928	1,203	2,248
Class C	180	628	1,103	2,415
Class F	89	350	632	1,436
Class I	79	319	579	1,321
Class R2	139	506	896	1,991
Class R3	129	475	844	1,882

If Shares Are Not Redeemed
Expense Example, No Redemption - Lord Abbett International Dividend Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	979	1,296	2,193
Class B	180	628	1,103	2,248
Class C	180	628	1,103	2,415
Class F	89	350	632	1,436
Class I	79	319	579	1,321
Class R2	139	506	896	1,991
Class R3	129	475	844	1,882

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100.06% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund primarily invests in a diversified portfolio of dividend paying equity securities of foreign companies of all capitalization ranges that portfolio management believes are undervalued. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world, including emerging market countries, and will invest at least 80% of its net assets in dividend paying securities.

The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities of foreign companies, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•

Value stocks of companies of all capitalization that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential to provide total return through capital appreciation and dividend income.

•

Foreign companies, which may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund may invest without limitation in foreign companies located in emerging markets.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Foreign Company Risk: The Fund's investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund's definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund's portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund's assets that the Fund defines as representing emerging market securities.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company's intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions or may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the Fund may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class B shares because the Fund has not issued Class B shares to date.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q '09 +29.03% Worst Quarter 2nd Q '10 -13.98%

The table below shows how the average annual total returns of the Fund's Class A, C, F, I, R2, and R3 shares compare to those of a broad-based securities market index. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75% and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Lord Abbett International Dividend Income Fund	1 Year	Life of Class	Inception Date for Performance
Class A	(1.83%)	(3.79%)	Jun 30, 2008
Class A After Taxes on Distributions	(2.04%)	(4.03%)	Jun 30, 2008
Class A After Taxes on Distributions and Sale of Fund Shares	(0.08%)	(2.95%)	Jun 30, 2008
Class C	3.51%	(2.14%)	Jun 30, 2008
Class F	4.46%	(1.26%)	Jun 30, 2008
Class I	4.54%	(1.15%)	Jun 30, 2008
Class R2	4.52%	(1.22%)	Jun 30, 2008
Class R3	4.05%	(1.38%)	Jun 30, 2008
MSCI All Country World Ex-U.S. Value Index with Gross Dividends (reflects no deductions for fees, expenses or taxes)	8.40%	(0.71%)	Jun 30, 2008
MSCI All Country World Ex-U.S. Value Index with Net Dividends (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)	7.83%	(1.24%)	Jun 30, 2008

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett International Opportunities Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett International Opportunities Fund		Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.35%	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	[1]	1.54%	2.19%	2.19%	1.29%	1.19%	1.64%	1.79%	1.69%
[1]	For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.35%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example - Lord Abbett International Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	723	1,033	1,366	2,304
Class B	622	985	1,275	2,359
Class C	222	685	1,175	2,524
Class F	131	409	708	1,556
Class I	121	378	654	1,443
Class P	167	517	892	1,944
Class R2	182	563	970	2,105
Class R3	172	533	918	1,998

If Shares Are Not Redeemed
Expense Example, No Redemption - Lord Abbett International Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	723	1,033	1,366	2,304
Class B	222	685	1,175	2,359
Class C	222	685	1,175	2,524
Class F	131	409	708	1,556
Class I	121	378	654	1,443
Class P	167	517	892	1,944
Class R2	182	563	970	2,105
Class R3	172	533	918	1,998

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83.13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund primarily invests in stocks of companies principally based outside the United States. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world. The Fund normally intends to invest at least 65% of its net assets in equity securities of small companies generally having a market capitalization at the time of purchase of less than  $5 billion. The Fund may invest its remaining assets in equity securities of mid-sized or larger companies. With respect to the portion of the Fund's portfolio not subject to the 65% policy referenced above, the Fund may invest in securities in accordance with its investment objective, strategies, and restrictions.

The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•

Foreign companies, which may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund may invest up to 25% of its net assets in securities of foreign companies that are traded primarily in emerging markets.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Small and Mid-Sized Company Risk: The Fund's investments in equity securities of small and mid-sized companies tend to be more volatile and less liquid than equity securities of larger companies and may have limited management experience, limited ability to generate or borrow capital, and limited products, services or markets.

•

Foreign Company Risk: The Fund's investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund's definition of an emerging market security. To the extent the Fund invests in this manner, the percent of the Fund's portfolio that is exposed to emerging market risks may be greater than the percent of the Fund's assets that the Fund defines as representing emerging market securities.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q '09 +36.73% Worst Quarter 3rd Q '08 -24.96%

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, P, R2, and R3 shares compare to those of a broad-based securities market index. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Lord Abbett International Opportunities Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	14.28%	2.19%	2.60%
Class A After Taxes on Distributions	14.21%	1.79%	2.34%
Class A After Taxes on Distributions and Sale of Fund Shares	9.37%	1.95%	2.25%
Class B	16.36%	2.56%	2.65%
Class C	20.49%	2.75%	2.58%
Class F	21.46%			(5.21%)	Sep 28, 2007
Class I	21.65%	3.76%	3.56%
Class P	21.12%	3.33%	3.22%
Class R2	20.90%			(5.68%)	Sep 28, 2007
Class R3	21.09%			(5.50%)	Sep 28, 2007
S&P Developed Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses, or taxes)	21.96%	5.16%	9.28%	(3.75%)	Sep 30, 2007	[1]
[1]	Corresponds with Class F, R2, and R3 periods shown.

LORD ABBETT LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek a high level of total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds.More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett Large-Cap Value Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Lord Abbett Large-Cap Value Fund	Class A	Class B	Class C	Class F	Class I	Class P	Class R2		Class R3
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%		0.40%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	none	0.45%	0.60%		0.50%
Other Expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%		0.45%
Total Annual Fund Operating Expenses	1.20%	1.85%	1.85%	0.95%	0.85%	1.30%	1.45%	[1]	1.35%
[1]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example - Lord Abbett Large-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	934	1,197	1,946
Class B	588	882	1,101	1,999
Class C	188	582	1,001	2,169
Class F	97	303	525	1,166
Class I	87	271	471	1,049
Class P	132	412	713	1,568
Class R2	148	459	792	1,735
Class R3	137	428	739	1,624

If Shares Are Not Redeemed
Expense Example, No Redemption - Lord Abbett Large-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	934	1,197	1,946
Class B	188	582	1,001	1,999
Class C	188	582	1,001	2,169
Class F	97	303	525	1,166
Class I	87	271	471	1,049
Class P	132	412	713	1,568
Class R2	148	459	792	1,735
Class R3	137	428	739	1,624

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund will, under normal market conditions, invest at least 80% of its net assets in equity securities of large companies. The Fund primarily invests in large, established U.S. and multinational companies that the portfolio manager believes are undervalued. The Fund generally is designed for tax-exempt or tax-deferred investors (such as retirement and benefit plans or individual retirement accounts) because tax consequences and the likelihood of dividend income are not important considerations in selecting securities for the Fund.

In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Large companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.

•

Value companies that portfolio management believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•	Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company's intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 and R3 shares because Class R2 and R3 shares commenced investment operations on March 23, 2010 and do not have a full calendar year of performance.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year.This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q '09 +18.36% Worst Quarter 4th Q '08 -21.08%

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, and P shares compare to those of two broad-based securities market indices. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, and P shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").  After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Lord Abbett Large-Cap Value Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	7.52%	(0.20%)	3.83%	Jun 30, 2003
Class A After Taxes on Distributions	7.44%	(0.89%)	3.21%	Jun 30, 2003
Class A After Taxes on Distributions and Sale of Fund Shares	4.97%	(0.16%)	3.29%	Jun 30, 2003
Class B	9.35%	0.18%	3.94%	Jun 30, 2003
Class C	13.35%	0.37%	3.97%	Jun 30, 2003
Class F	14.42%		(5.52%)	Sep 28, 2007
Class I	14.61%	1.36%	5.02%	Jun 30, 2003
Class P	13.98%	0.91%	4.55%	Jun 30, 2003
Russell 1000 Value Index 6/30/2003 (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	6.00%	Jun 30, 2003
Russell 1000 Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	(5.82%)	Sep 28, 2007
S&P 500 Value Index 6/30/2003 (reflects no deduction for fees, expenses, or taxes)	15.10%	0.87%	5.56%	Jun 30, 2003
S&P 500 Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	15.10%	0.87%	(6.54%)	Sep 28, 2007

LORD ABBETT MICRO CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett Micro-Cap Growth Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	none
[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett Micro-Cap Growth Fund		Class A	Class I
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.36%	0.36%
Total Annual Fund Operating Expenses		2.11%	1.86%
Management Fee Waiver and/or Expense Reimbursement	[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.10%	1.85%
[1]	For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.85%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable contingent deferred sales charge ("CDSC")) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example - Lord Abbett Micro-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	776	1,197	1,643	2,875
Class I	188	584	1,005	2,179

If Shares Are Not Redeemed
Expense Example, No Redemption - Lord Abbett Micro-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	776	1,197	1,643	2,875
Class I	188	584	1,005	2,179

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 115.89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund normally invests at least 80% of its net assets in equity securities of micro-cap companies. The Fund seeks to invest in micro-cap companies that appear to have the potential for more rapid growth than the overall economy. The Fund evaluates companies based on an analysis of their financial statements, products and operations, market sectors and interviews with management. In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Micro-cap companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Microcap® Index.

•	Growth companies that portfolio management believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in the value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Micro-Cap Company Risk: Micro-cap companies may be less able to weather economic shifts or other adverse developments than larger, more established companies and may have less experienced management and unproven track records. Micro-cap companies may rely on limited product lines, may have more limited financial resources, and may be more susceptible to setbacks or economic downturns. In addition, micro-cap company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies, and may be subject to greater price fluctuations than larger company stocks.

•

Growth Investing Risk: Growth stocks tend to be more volatile than slower-growing value stocks. The prices of growth stocks may fall dramatically if, for example, the company fails to meet earnings or revenue projections.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund — Principal Risks" section in the Fund's prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share class will vary due to the different expenses the class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares*

*The returns shown above are for the Fund's Class A shares. Before 2011, the Fund showed returns for Class I shares because Class I shares had been in existence for a longer period. Now that Class A shares have been in existence for 10 years, the Fund is showing returns for Class A shares. Because Class A shares have a higher expense ratio than Class I shares, Class A share returns are lower than Class I share returns.

Best Quarter 2nd Q '09 +31.46%

Worst Quarter 4th Q '08 -29.02%

The table below shows how the average annual total returns of the Fund's Class A and I shares compare to those of three broad-based securities market indices. Because the Fund believes that the Russell Microcap® Growth Index and the Russell Microcap® Index more accurately reflect the Fund's investment strategies than the Russell 2000® Growth Index, the Fund will delete the Russell 2000® Growth Index from its next annual prospectus update. The Fund's average annual total returns include applicable sales charges. For Class A shares, the current maximum front-end sales charge is 5.75%. There are no sales charges for Class I shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for the other share class are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)

Average Annual Total Returns - Lord Abbett Micro-Cap Growth Fund	1 Year	5 Years	10 Years
Class A	26.04%	9.66%	9.46%
Class A After Taxes on Distributions	26.04%	8.98%	8.78%
Class A After Taxes on Distributions and Sale of Fund Shares	16.93%	8.20%	8.14%
Class I	34.16%	11.26%	10.42%
Russell Microcap Growth Index (reflects no deduction for fees, expenses, or taxes)	29.48%	1.58%	4.22%
Russell Microcap Index (reflects no deduction for fees, expenses, or taxes)	28.89%	1.19%	7.38%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

LORD ABBETT MICRO CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett Micro-Cap Value Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	none
[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett Micro-Cap Value Fund		Class A	Class I
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.31%	0.31%
Total Annual Fund Operating Expenses	[1]	2.06%	1.81%
[1]	For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.85%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable contingent deferred sales charge ("CDSC")) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example - Lord Abbett Micro-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	772	1,184	1,620	2,827
Class I	184	569	980	2,127

If Shares Are Not Redeemed
Expense Example, No Redemption - Lord Abbett Micro-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	772	1,184	1,620	2,827
Class I	184	569	980	2,127

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.03% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund normally invests at least 80% of its net assets in equity securities of micro-cap companies. The Fund seeks to invest in micro-cap companies that appear to be undervalued and that appear to have good prospects for improvement in earnings trends, asset values, or other positive attributes. The Fund evaluates companies based on an analysis of their financial statements, products and operations, market sectors and interviews with management. In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Micro-cap companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Microcap® Index.

•

Value companies that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Micro-Cap Company Risk: Micro-cap companies may be less able to weather economic shifts or other adverse developments than larger, more established companies and may have less experienced management and unproven track records. Micro-cap companies may rely on limited product lines and have more limited financial resources and are more susceptible to setbacks or economic downturns. In addition, micro-cap company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies, and may be subject to greater price fluctuations than larger company stocks.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company's intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under its derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share class will vary due to the different expenses the class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares*

*The returns shown above are for the Fund's Class A shares. Before 2011, the Fund showed returns for Class I shares because Class I shares had been in existence for a longer period. Now that Class A shares have been in existence for 10 years, the Fund is showing returns for Class A shares. Because Class A shares have a higher expense ratio than Class I shares, Class A share returns are lower than Class I share returns.

Best Quarter 2nd Q '09 + 28.95%
Worst Quarter 4th Q '08 -29.53%

The table below shows how the average annual total returns of the Fund's Class A and I shares compare to those of three broad-based securities market indices. Because the Fund believes that the Russell Microcap® Value Index and the Russell Microcap® Index more accurately reflect the Fund's investment strategies than the Russell 2000® Value Index, the Fund will delete the Russell 2000® Value Index from its next annual prospectus update. The Fund's average annual total returns include applicable sales charges. For Class A shares, the current maximum front-end sales charge is 5.75%. There are no sales charges for Class I shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for the other share class are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Lord Abbett Micro-Cap Value Fund	1 Year	5 Years	10 Years
Class A	20.22%	4.85%	12.78%
Class A After Taxes on Distributions	20.22%	4.08%	11.44%
Class A After Taxes on Distributions and Sale of Fund Shares	13.15%	4.06%	10.93%
Class I	27.88%	6.37%	13.77%
Russell Microcap Value Index (reflects no deduction for fees, expenses, or taxes)	28.35%	0.76%	9.79%
Russell MicroCap Index (reflects no deduction for fees, expenses, or taxes)	28.89%	1.19%	7.38%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	8.42%

LORD ABBETT VALUE OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett Value Opportunities Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Lord Abbett Value Opportunities Fund	Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.34%	1.99%	1.99%	1.09%	0.99%	1.44%	1.59%	1.49%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example - Lord Abbett Value Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	975	1,267	2,095
Class B	602	924	1,173	2,149
Class C	202	624	1,073	2,317
Class F	111	347	601	1,329
Class I	101	315	547	1,213
Class P	147	456	787	1,724
Class R2	162	502	866	1,889
Class R3	152	471	813	1,779

If Shares Are Not Redeemed
Expense Example, No Redemption - Lord Abbett Value Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	975	1,267	2,095
Class B	202	624	1,073	2,149
Class C	202	624	1,073	2,317
Class F	111	347	601	1,329
Class I	101	315	547	1,213
Class P	147	456	787	1,724
Class R2	162	502	866	1,889
Class R3	152	471	813	1,779

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69.83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-sized companies. The remainder of the Fund's assets may be invested in companies of all capitalization ranges. The Fund may change this policy at any time. The Fund attempts to invest in companies the portfolio manager believes have been undervalued by the market and are selling at reasonable prices. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors that the Fund believes are likely to improve the value of the company's stock price.

In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities of mid-sized and small companies. Equity securities include common stocks, preferred stocks, convertible securities and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Mid-sized and small companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2500® Index.

•

Value companies that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, and limited products or services or may operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company's intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivatives may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q '09 +19.26%
Worst Quarter 4th Q '08 -19.44%

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, P, R2, and R3 shares compare to those of two broad-based securities market indices. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period and life of class; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)

Average Annual Total Returns - Lord Abbett Value Opportunities Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	17.34%	10.15%	10.14%	Dec 30, 2005
Class A After Taxes on Distributions	17.25%	9.64%	9.64%	Dec 30, 2005
Class A After Taxes on Distributions and Sale of Fund Shares	11.38%	8.54%	8.54%	Dec 30, 2005
Class B	19.73%	10.65%	10.64%	Dec 30, 2005
Class C	23.73%	10.78%	10.77%	Dec 30, 2005
Class F	24.85%		5.11%	Sep 28, 2007
Class I	24.91%	11.86%	11.85%	Dec 30, 2005
Class P	24.40%	11.36%	11.36%	Dec 30, 2005
Class R2	24.24%		4.58%	Sep 28, 2007
Class R3	24.42%		4.70%	Sep 28, 2007
Russell 2500 Index 12/30/2005 (reflects no deduction for fees, expenses, or taxes)	26.71%	4.86%	4.85%	Dec 30, 2005
Russell 2500 Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	26.71%	4.86%	0.91%	Sep 28, 2007
Russell 2500 Value Index 12/30/2005 (reflects no deduction for fees, expenses, or taxes)	24.82%	3.85%	3.85%	Dec 30, 2005
Russell 2500 Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	24.82%	3.85%	0.25%	Sep 28, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	LORD ABBETT SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000898031
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Lord Abbett Alpha Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.69%
1 Year	rr_ExpenseExampleYear01	737
3 Years	rr_ExpenseExampleYear03	1,087
5 Years	rr_ExpenseExampleYear05	1,460
10 Years	rr_ExpenseExampleYear10	2,505
1 Year	rr_ExpenseExampleNoRedemptionYear01	737
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,087
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,460
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,505
Annual Return 2001	rr_AnnualReturn2001	(11.54%)
Annual Return 2002	rr_AnnualReturn2002	(20.86%)
Annual Return 2003	rr_AnnualReturn2003	41.77%
Annual Return 2004	rr_AnnualReturn2004	16.82%
Annual Return 2005	rr_AnnualReturn2005	17.20%
Annual Return 2006	rr_AnnualReturn2006	21.71%
Annual Return 2007	rr_AnnualReturn2007	14.07%
Annual Return 2008	rr_AnnualReturn2008	(40.78%)
Annual Return 2009	rr_AnnualReturn2009	39.71%
Annual Return 2010	rr_AnnualReturn2010	26.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.10%)
1 Year	rr_AverageAnnualReturnYear01	19.57%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Life of Class	rr_AverageAnnualReturnSinceInception
Lord Abbett Alpha Strategy Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.57%
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 Years	rr_AverageAnnualReturnYear10	5.85%
Life of Class	rr_AverageAnnualReturnSinceInception
Lord Abbett Alpha Strategy Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Life of Class	rr_AverageAnnualReturnSinceInception
Lord Abbett Alpha Strategy Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.44%
1 Year	rr_ExpenseExampleYear01	647
3 Years	rr_ExpenseExampleYear03	1,071
5 Years	rr_ExpenseExampleYear05	1,421
10 Years	rr_ExpenseExampleYear10	2,638
1 Year	rr_ExpenseExampleNoRedemptionYear01	247
3 Years	rr_ExpenseExampleNoRedemptionYear03	771
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,321
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,638
1 Year	rr_AverageAnnualReturnYear01	22.02%
5 Years	rr_AverageAnnualReturnYear05	6.97%
10 Years	rr_AverageAnnualReturnYear10	6.51%
Life of Class	rr_AverageAnnualReturnSinceInception
Lord Abbett Alpha Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.44%
1 Year	rr_ExpenseExampleYear01	247
3 Years	rr_ExpenseExampleYear03	771
5 Years	rr_ExpenseExampleYear05	1,321
10 Years	rr_ExpenseExampleYear10	2,822
1 Year	rr_ExpenseExampleNoRedemptionYear01	247
3 Years	rr_ExpenseExampleNoRedemptionYear03	771
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,321
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,822
1 Year	rr_AverageAnnualReturnYear01	26.04%
5 Years	rr_AverageAnnualReturnYear05	7.13%
10 Years	rr_AverageAnnualReturnYear10	6.39%
Life of Class	rr_AverageAnnualReturnSinceInception
Lord Abbett Alpha Strategy Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	497
5 Years	rr_ExpenseExampleYear05	861
10 Years	rr_ExpenseExampleYear10	1,885
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	497
5 Years	rr_ExpenseExampleNoRedemptionYear05	861
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,885
1 Year	rr_AverageAnnualReturnYear01	27.16%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Life of Class	rr_AverageAnnualReturnSinceInception	1.25%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Alpha Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.44%
1 Year	rr_ExpenseExampleYear01	147
3 Years	rr_ExpenseExampleYear03	466
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	1,775
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	466
5 Years	rr_ExpenseExampleNoRedemptionYear05	808
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,775
1 Year	rr_AverageAnnualReturnYear01	27.32%
5 Years	rr_AverageAnnualReturnYear05	8.20%
10 Years	rr_AverageAnnualReturnYear10
Life of Class	rr_AverageAnnualReturnSinceInception	11.53%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 19, 2004
Lord Abbett Alpha Strategy Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%
1 Year	rr_ExpenseExampleYear01	192
3 Years	rr_ExpenseExampleYear03	604
5 Years	rr_ExpenseExampleYear05	1,042
10 Years	rr_ExpenseExampleYear10	2,260
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	604
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,260
Lord Abbett Alpha Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	207
3 Years	rr_ExpenseExampleYear03	650
5 Years	rr_ExpenseExampleYear05	1,119
10 Years	rr_ExpenseExampleYear10	2,417
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	650
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,417
1 Year	rr_AverageAnnualReturnYear01	26.61%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Life of Class	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Alpha Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.94%
1 Year	rr_ExpenseExampleYear01	197
3 Years	rr_ExpenseExampleYear03	620
5 Years	rr_ExpenseExampleYear05	1,068
10 Years	rr_ExpenseExampleYear10	2,313
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	620
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,313
1 Year	rr_AverageAnnualReturnYear01	26.73%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Life of Class	rr_AverageAnnualReturnSinceInception	0.85%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Alpha Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT ALPHA STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1.16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.16%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This amount has been updated from fiscal year amounts to reflect current fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund's pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This Fund is a "fund of funds" – meaning it invests in underlying mutual funds rather than directly in portfolio securities. To pursue its objective, the Fund allocates its assets primarily to domestic equity securities and, to a lesser extent, foreign equity securities, by investing in a weighted combination of other mutual funds managed by Lord, Abbett & Co. LLC that hold such instruments. The Fund is intended for investors who are seeking exposure to the stocks of small U.S. and foreign companies managed in both growth and value styles. The Fund's investment exposure through the underlying funds primarily includes the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Small companies generally having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index.

•	Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

•

Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

•	Foreign (including emerging market) companies, which may be traded on a U.S. or non-U.S. securities exchange and may include American Depositary Receipts ("ADRs").

At the discretion of an underlying fund and consistent with an underlying fund's investment objective, an underlying fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the underlying fund's investments or for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the underlying fund's investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund's investment exposure through the underlying funds primarily consists of investments in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Small Company Risk: The Fund's investment exposure through the underlying funds primarily consists of investments in equity securities of small companies, which tend to be more volatile and less liquid than equity securities of larger companies and may have limited management experience, limited ability to generate or borrow capital, and limited products, services or markets.

•

Blend Style Risk: The Fund uses a "blend" strategy to invest in the underlying funds that employ both growth and value stocks, or in stocks with characteristics of both. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company's worth.

•

Portfolio Management Risk: The strategies used by the portfolio management of the Fund to allocate the Fund's assets among the underlying funds, and the strategies used and securities selected by the portfolio management of the underlying funds, may fail to produce the intended result and the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Certain of the underlying funds may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund's definition of an emerging market security. To the extent an underlying fund invests in this manner, the percentage of the Fund's portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund's assets that the Fund defines as representing emerging market securities.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) — Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 2nd Q '09 +25.22% Worst Quarter 4th Q '08 -25.10%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, R2, and R3 shares compare to those of two broad-based securities market indices and a more narrowly based index. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Lord Abbett Alpha Strategy Fund | Russell 2000 Index 10/31/2004 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Life of Class	rr_AverageAnnualReturnSinceInception	6.28%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 31, 2004	[5]
Lord Abbett Alpha Strategy Fund | Russell 2000 Index 9/30/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Life of Class	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 30, 2007	[6]
Lord Abbett Alpha Strategy Fund | S&P Developed Ex-U.S. SmallCap Index 10/31/2004 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.96%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	9.28%
Life of Class	rr_AverageAnnualReturnSinceInception	9.75%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 31, 2004	[5]
Lord Abbett Alpha Strategy Fund | S&P Developed Ex-U.S. SmallCap Index 9/30/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.96%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	9.28%
Life of Class	rr_AverageAnnualReturnSinceInception	(3.75%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 30, 2007	[6]
Lord Abbett Alpha Strategy Fund | 85% Russell 2000 Index/15% S&P Developed Ex-U.S. SmallCap Index 10/31/2004 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.27%
5 Years	rr_AverageAnnualReturnYear05	4.71%
10 Years	rr_AverageAnnualReturnYear10	6.88%
Life of Class	rr_AverageAnnualReturnSinceInception	6.92%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 31, 2004	[5]
Lord Abbett Alpha Strategy Fund | 85% Russell 2000 Index/15% S&P Developed Ex-U.S. SmallCap Index 9/30/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.27%
5 Years	rr_AverageAnnualReturnYear05	4.71%
10 Years	rr_AverageAnnualReturnYear10	6.88%
Life of Class	rr_AverageAnnualReturnSinceInception	0.09%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 30, 2007	[6]
Lord Abbett Fundamental Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[7]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	682
3 Years	rr_ExpenseExampleYear03	908
5 Years	rr_ExpenseExampleYear05	1,151
10 Years	rr_ExpenseExampleYear10	1,849
1 Year	rr_ExpenseExampleNoRedemptionYear01	682
3 Years	rr_ExpenseExampleNoRedemptionYear03	908
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,151
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,849
Annual Return 2001	rr_AnnualReturn2001	(4.20%)
Annual Return 2002	rr_AnnualReturn2002	(14.41%)
Annual Return 2003	rr_AnnualReturn2003	31.93%
Annual Return 2004	rr_AnnualReturn2004	15.61%
Annual Return 2005	rr_AnnualReturn2005	5.48%
Annual Return 2006	rr_AnnualReturn2006	13.64%
Annual Return 2007	rr_AnnualReturn2007	7.48%
Annual Return 2008	rr_AnnualReturn2008	(28.75%)
Annual Return 2009	rr_AnnualReturn2009	25.86%
Annual Return 2010	rr_AnnualReturn2010	19.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.94%)
1 Year	rr_AverageAnnualReturnYear01	12.39%
5 Years	rr_AverageAnnualReturnYear05	4.24%
10 Years	rr_AverageAnnualReturnYear10	4.96%
Lord Abbett Fundamental Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	4.29%
Lord Abbett Fundamental Equity Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.11%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	4.13%
Lord Abbett Fundamental Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
1 Year	rr_ExpenseExampleYear01	579
3 Years	rr_ExpenseExampleYear03	854
5 Years	rr_ExpenseExampleYear05	1,054
10 Years	rr_ExpenseExampleYear10	1,902
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	954
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,902
1 Year	rr_AverageAnnualReturnYear01	14.31%
5 Years	rr_AverageAnnualReturnYear05	4.61%
10 Years	rr_AverageAnnualReturnYear10	5.04%
Lord Abbett Fundamental Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
1 Year	rr_ExpenseExampleYear01	179
3 Years	rr_ExpenseExampleYear03	554
5 Years	rr_ExpenseExampleYear05	954
10 Years	rr_ExpenseExampleYear10	2,073
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	954
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,073
1 Year	rr_AverageAnnualReturnYear01	18.29%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Lord Abbett Fundamental Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,466
1 Year	rr_ExpenseExampleNoRedemptionYear01	123
3 Years	rr_ExpenseExampleNoRedemptionYear03	384
5 Years	rr_ExpenseExampleNoRedemptionYear05	665
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,466
1 Year	rr_AverageAnnualReturnYear01	19.03%
5 Years	rr_AverageAnnualReturnYear05	5.36%
Life of Class	rr_AverageAnnualReturnSinceInception	6.14%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Aug 15, 2001
Lord Abbett Fundamental Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	942
1 Year	rr_AverageAnnualReturnYear01	19.54%
5 Years	rr_AverageAnnualReturnYear05	5.87%
Life of Class	rr_AverageAnnualReturnSinceInception	10.91%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Mar 31, 2003
Lord Abbett Fundamental Equity Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
5 Years	rr_ExpenseExampleNoRedemptionYear05	477
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	19.45%
Life of Class	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Fundamental Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	431
5 Years	rr_ExpenseExampleNoRedemptionYear05	745
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	18.86%
Life of Class	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Fundamental Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,523
1 Year	rr_ExpenseExampleNoRedemptionYear01	128
3 Years	rr_ExpenseExampleNoRedemptionYear03	400
5 Years	rr_ExpenseExampleNoRedemptionYear05	692
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
1 Year	rr_AverageAnnualReturnYear01	19.01%
Life of Class	rr_AverageAnnualReturnSinceInception	1.09%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Fundamental Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT FUNDAMENTAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80.98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.98%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund primarily purchases equity securities of U.S. and multinational companies that the Fund believes are undervalued in all market capitalization ranges. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund normally will invest at least 50% of its net assets in large, established companies having a market capitalization within the range of companies included in the Russell 1000® Index. The Fund normally will invest the remainder of its assets in securities of mid-sized and small companies.

The Fund attempts to invest in companies the portfolio manager believes have been undervalued by the market and are selling at reasonable prices. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors that the Fund believes are likely to improve the value of the company's stock price. In selecting investments, the Fund may invest in U.S. and foreign (including emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities of large, mid-sized, and small companies. Equity securities may include common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•

Value companies of all capitalization that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•	Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

•

Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, and limited products or services, or may operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company's intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund believes that the Russell 3000® Index, Russell 3000® Value Index, and S&P 500® Index more accurately reflect the Fund's investment strategies than the Russell 1000® Value Index, the Fund is adding the Russell 3000® Index and the S&P 500® Index to this annual prospectus update and will delete the Russell 1000® Value Index from its next annual prospectus update.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) — Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 3rd Q '09 +16.14% Worst Quarter 4th Q '08 -16.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, P, R2, and R3 shares compare to those of four broad-based securities market indices. Because the Fund believes that the Russell 3000® Index, Russell 3000® Value Index, and S&P 500® Index more accurately reflect the Fund's investment strategies than the Russell 1000® Value Index, the Fund is adding the Russell 3000® Index and the S&P 500® Index to this annual prospectus update and will delete the Russell 1000® Value Index from its next annual prospectus update. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Lord Abbett Fundamental Equity Fund | Russell 3000 Index 8/15/2001 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.16%
Life of Class	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Aug 15, 2001
Lord Abbett Fundamental Equity Fund | Russell 3000 Index 3/31/2003 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.16%
Life of Class	rr_AverageAnnualReturnSinceInception	8.17%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Mar 31, 2003
Lord Abbett Fundamental Equity Fund | Russell 3000 Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.16%
Life of Class	rr_AverageAnnualReturnSinceInception	(2.87%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Fundamental Equity Fund | Russell 3000 Value Index 8/15/2001 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Life of Class	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Aug 15, 2001
Lord Abbett Fundamental Equity Fund | Russell 3000 Value Index 3/31/2003 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Life of Class	rr_AverageAnnualReturnSinceInception	8.27%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Mar 31, 2003
Lord Abbett Fundamental Equity Fund | Russell 3000 Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Life of Class	rr_AverageAnnualReturnSinceInception	(5.39%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Fundamental Equity Fund | S&P 500 Index 8/15/2001 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Life of Class	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Aug 15, 2001
Lord Abbett Fundamental Equity Fund | S&P 500 Index 3/31/2003 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Life of Class	rr_AverageAnnualReturnSinceInception	7.33%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Mar 31, 2003
Lord Abbett Fundamental Equity Fund | S&P 500 Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Life of Class	rr_AverageAnnualReturnSinceInception	(3.64%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Fundamental Equity Fund | Russell 1000 Value Index 8/15/2001 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Life of Class	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Aug 15, 2001
Lord Abbett Fundamental Equity Fund | Russell 1000 Value Index 3/31/2003 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Life of Class	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Mar 31, 2003
Lord Abbett Fundamental Equity Fund | Russell 1000 Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Life of Class	rr_AverageAnnualReturnSinceInception	(5.82%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett International Core Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[7]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[9]
1 Year	rr_ExpenseExampleYear01	683
3 Years	rr_ExpenseExampleYear03	975
5 Years	rr_ExpenseExampleYear05	1,288
10 Years	rr_ExpenseExampleYear10	2,174
1 Year	rr_ExpenseExampleNoRedemptionYear01	683
3 Years	rr_ExpenseExampleNoRedemptionYear03	975
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,288
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,174
Annual Return 2004	rr_AnnualReturn2004	14.17%
Annual Return 2005	rr_AnnualReturn2005	17.09%
Annual Return 2006	rr_AnnualReturn2006	23.71%
Annual Return 2007	rr_AnnualReturn2007	13.66%
Annual Return 2008	rr_AnnualReturn2008	(42.63%)
Annual Return 2009	rr_AnnualReturn2009	33.21%
Annual Return 2010	rr_AnnualReturn2010	6.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.59%)
1 Year	rr_AverageAnnualReturnYear01	0.36%
5 Years	rr_AverageAnnualReturnYear05	1.53%
Life of Class	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Lord Abbett International Core Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.35%
5 Years	rr_AverageAnnualReturnYear05	0.66%
Life of Class	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Lord Abbett International Core Equity Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	1.08%
Life of Class	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Lord Abbett International Core Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[9]
1 Year	rr_ExpenseExampleYear01	580
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,194
10 Years	rr_ExpenseExampleYear10	2,229
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,094
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,229
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	1.88%
Life of Class	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Lord Abbett International Core Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[9]
1 Year	rr_ExpenseExampleYear01	180
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	1,094
10 Years	rr_ExpenseExampleYear10	2,395
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,094
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,395
1 Year	rr_AverageAnnualReturnYear01	5.76%
5 Years	rr_AverageAnnualReturnYear05	2.05%
Life of Class	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Lord Abbett International Core Equity Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[9]
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	624
10 Years	rr_ExpenseExampleYear10	1,415
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	346
5 Years	rr_ExpenseExampleNoRedemptionYear05	624
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,415
1 Year	rr_AverageAnnualReturnYear01	6.78%
Life of Class	rr_AverageAnnualReturnSinceInception	(6.35%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett International Core Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[9]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	570
10 Years	rr_ExpenseExampleYear10	1,300
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	315
5 Years	rr_ExpenseExampleNoRedemptionYear05	570
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,300
1 Year	rr_AverageAnnualReturnYear01	6.77%
5 Years	rr_AverageAnnualReturnYear05	3.07%
Life of Class	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Lord Abbett International Core Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[9]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	455
5 Years	rr_ExpenseExampleYear05	809
10 Years	rr_ExpenseExampleYear10	1,807
1 Year	rr_ExpenseExampleNoRedemptionYear01	124
3 Years	rr_ExpenseExampleNoRedemptionYear03	455
5 Years	rr_ExpenseExampleNoRedemptionYear05	809
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,807
1 Year	rr_AverageAnnualReturnYear01	6.33%
5 Years	rr_AverageAnnualReturnYear05	2.62%
Life of Class	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Lord Abbett International Core Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[10]
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[9]
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	501
5 Years	rr_ExpenseExampleYear05	888
10 Years	rr_ExpenseExampleYear10	1,971
1 Year	rr_ExpenseExampleNoRedemptionYear01	139
3 Years	rr_ExpenseExampleNoRedemptionYear03	501
5 Years	rr_ExpenseExampleNoRedemptionYear05	888
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,971
1 Year	rr_AverageAnnualReturnYear01	6.25%
Life of Class	rr_AverageAnnualReturnSinceInception	(6.43%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett International Core Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[9]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	835
10 Years	rr_ExpenseExampleYear10	1,862
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	471
5 Years	rr_ExpenseExampleNoRedemptionYear05	835
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,862
1 Year	rr_AverageAnnualReturnYear01	6.35%
Life of Class	rr_AverageAnnualReturnSinceInception	(6.69%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT INTERNATIONAL CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98.73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.73%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This amount has been updated from fiscal year amounts to reflect current fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund primarily invests in a diversified portfolio of equity securities of large foreign companies that the portfolio managers believe are undervalued. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world and will invest at least 80% of its net assets in equity securities of large companies. For purposes of the Fund's investment policies, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization in the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"). The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities of large companies. Equity securities include common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•

Foreign companies, which are traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund may invest up to 15% of its net assets in securities of foreign companies that are traded primarily in emerging markets.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Foreign Company Risk: The Fund's investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund's definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund's portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund's assets that the Fund defines as representing emerging market securities.

•	Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) — Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 2nd Q '09 +28.44% Worst Quarter 3rd Q '08 -20.59%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, P, R2, and R3 shares compare to those of a broad-based securities market index. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Lord Abbett International Core Equity Fund | MSCI EAFE Index with Gross Dividends 12/31/2003 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	2.94%
Life of Class	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Lord Abbett International Core Equity Fund | MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	2.94%
Life of Class	rr_AverageAnnualReturnSinceInception	(6.54%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett International Core Equity Fund | MSCI EAFE Index with Net Dividends 12/31/2003 (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
Life of Class	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Lord Abbett International Core Equity Fund | MSCI EAFE Index with Net Dividends 9/28/2007 (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
Life of Class	rr_AverageAnnualReturnSinceInception	(6.98%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett International Dividend Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[11]
1 Year	rr_ExpenseExampleYear01	683
3 Years	rr_ExpenseExampleYear03	979
5 Years	rr_ExpenseExampleYear05	1,296
10 Years	rr_ExpenseExampleYear10	2,193
1 Year	rr_ExpenseExampleNoRedemptionYear01	683
3 Years	rr_ExpenseExampleNoRedemptionYear03	979
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,296
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,193
Annual Return 2009	rr_AnnualReturn2009	40.62%
Annual Return 2010	rr_AnnualReturn2010	4.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.98%)
1 Year	rr_AverageAnnualReturnYear01	(1.83%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.79%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Lord Abbett International Dividend Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
Life of Class	rr_AverageAnnualReturnSinceInception	(4.03%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Lord Abbett International Dividend Income Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.08%)
Life of Class	rr_AverageAnnualReturnSinceInception	(2.95%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Lord Abbett International Dividend Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[11]
1 Year	rr_ExpenseExampleYear01	580
3 Years	rr_ExpenseExampleYear03	928
5 Years	rr_ExpenseExampleYear05	1,203
10 Years	rr_ExpenseExampleYear10	2,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	628
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,248
Lord Abbett International Dividend Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[11]
1 Year	rr_ExpenseExampleYear01	180
3 Years	rr_ExpenseExampleYear03	628
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	2,415
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	628
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,415
1 Year	rr_AverageAnnualReturnYear01	3.51%
Life of Class	rr_AverageAnnualReturnSinceInception	(2.14%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Lord Abbett International Dividend Income Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[11]
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	632
10 Years	rr_ExpenseExampleYear10	1,436
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	350
5 Years	rr_ExpenseExampleNoRedemptionYear05	632
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,436
1 Year	rr_AverageAnnualReturnYear01	4.46%
Life of Class	rr_AverageAnnualReturnSinceInception	(1.26%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Lord Abbett International Dividend Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[11]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	319
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,321
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	319
5 Years	rr_ExpenseExampleNoRedemptionYear05	579
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,321
1 Year	rr_AverageAnnualReturnYear01	4.54%
Life of Class	rr_AverageAnnualReturnSinceInception	(1.15%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Lord Abbett International Dividend Income Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[12]
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[11]
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	506
5 Years	rr_ExpenseExampleYear05	896
10 Years	rr_ExpenseExampleYear10	1,991
1 Year	rr_ExpenseExampleNoRedemptionYear01	139
3 Years	rr_ExpenseExampleNoRedemptionYear03	506
5 Years	rr_ExpenseExampleNoRedemptionYear05	896
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,991
1 Year	rr_AverageAnnualReturnYear01	4.52%
Life of Class	rr_AverageAnnualReturnSinceInception	(1.22%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Lord Abbett International Dividend Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[12]
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[11]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	475
5 Years	rr_ExpenseExampleYear05	844
10 Years	rr_ExpenseExampleYear10	1,882
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	475
5 Years	rr_ExpenseExampleNoRedemptionYear05	844
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,882
1 Year	rr_AverageAnnualReturnYear01	4.05%
Life of Class	rr_AverageAnnualReturnSinceInception	(1.38%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Lord Abbett International Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT INTERNATIONAL DIVIDEND INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek a high level of total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100.06% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.06%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This amount has been updated from fiscal year amounts to reflect current fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund primarily invests in a diversified portfolio of dividend paying equity securities of foreign companies of all capitalization ranges that portfolio management believes are undervalued. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world, including emerging market countries, and will invest at least 80% of its net assets in dividend paying securities.

The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities of foreign companies, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•

Value stocks of companies of all capitalization that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential to provide total return through capital appreciation and dividend income.

•

Foreign companies, which may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund may invest without limitation in foreign companies located in emerging markets.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Foreign Company Risk: The Fund's investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund's definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund's portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund's assets that the Fund defines as representing emerging market securities.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company's intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions or may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the Fund may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class B shares because the Fund has not issued Class B shares to date.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) — Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 2nd Q '09 +29.03% Worst Quarter 2nd Q '10 -13.98%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75% and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Fund's Class A, C, F, I, R2, and R3 shares compare to those of a broad-based securities market index. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75% and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Lord Abbett International Dividend Income Fund | MSCI All Country World Ex-U.S. Value Index with Gross Dividends (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.40%
Life of Class	rr_AverageAnnualReturnSinceInception	(0.71%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Lord Abbett International Dividend Income Fund | MSCI All Country World Ex-U.S. Value Index with Net Dividends (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.83%
Life of Class	rr_AverageAnnualReturnSinceInception	(1.24%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Lord Abbett International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[13]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[14]
1 Year	rr_ExpenseExampleYear01	723
3 Years	rr_ExpenseExampleYear03	1,033
5 Years	rr_ExpenseExampleYear05	1,366
10 Years	rr_ExpenseExampleYear10	2,304
1 Year	rr_ExpenseExampleNoRedemptionYear01	723
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,033
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,366
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,304
Annual Return 2001	rr_AnnualReturn2001	(31.32%)
Annual Return 2002	rr_AnnualReturn2002	(21.64%)
Annual Return 2003	rr_AnnualReturn2003	42.54%
Annual Return 2004	rr_AnnualReturn2004	20.62%
Annual Return 2005	rr_AnnualReturn2005	25.40%
Annual Return 2006	rr_AnnualReturn2006	28.67%
Annual Return 2007	rr_AnnualReturn2007	4.17%
Annual Return 2008	rr_AnnualReturn2008	(51.20%)
Annual Return 2009	rr_AnnualReturn2009	49.08%
Annual Return 2010	rr_AnnualReturn2010	21.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.96%)
1 Year	rr_AverageAnnualReturnYear01	14.28%
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Lord Abbett International Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.21%
5 Years	rr_AverageAnnualReturnYear05	1.79%
10 Years	rr_AverageAnnualReturnYear10	2.34%
Lord Abbett International Opportunities Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	2.25%
Lord Abbett International Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[14]
1 Year	rr_ExpenseExampleYear01	622
3 Years	rr_ExpenseExampleYear03	985
5 Years	rr_ExpenseExampleYear05	1,275
10 Years	rr_ExpenseExampleYear10	2,359
1 Year	rr_ExpenseExampleNoRedemptionYear01	222
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,359
1 Year	rr_AverageAnnualReturnYear01	16.36%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	2.65%
Lord Abbett International Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[14]
1 Year	rr_ExpenseExampleYear01	222
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	1,175
10 Years	rr_ExpenseExampleYear10	2,524
1 Year	rr_ExpenseExampleNoRedemptionYear01	222
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
1 Year	rr_AverageAnnualReturnYear01	20.49%
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	2.58%
Lord Abbett International Opportunities Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[14]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	409
5 Years	rr_ExpenseExampleNoRedemptionYear05	708
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
1 Year	rr_AverageAnnualReturnYear01	21.46%
Life of Class	rr_AverageAnnualReturnSinceInception	(5.21%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett International Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[14]
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	378
5 Years	rr_ExpenseExampleNoRedemptionYear05	654
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
1 Year	rr_AverageAnnualReturnYear01	21.65%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Lord Abbett International Opportunities Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[14]
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	892
10 Years	rr_ExpenseExampleYear10	1,944
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	517
5 Years	rr_ExpenseExampleNoRedemptionYear05	892
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
1 Year	rr_AverageAnnualReturnYear01	21.12%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Lord Abbett International Opportunities Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[14]
1 Year	rr_ExpenseExampleYear01	182
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	970
10 Years	rr_ExpenseExampleYear10	2,105
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	563
5 Years	rr_ExpenseExampleNoRedemptionYear05	970
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,105
1 Year	rr_AverageAnnualReturnYear01	20.90%
Life of Class	rr_AverageAnnualReturnSinceInception	(5.68%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett International Opportunities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[14]
1 Year	rr_ExpenseExampleYear01	172
3 Years	rr_ExpenseExampleYear03	533
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	1,998
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	533
5 Years	rr_ExpenseExampleNoRedemptionYear05	918
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,998
1 Year	rr_AverageAnnualReturnYear01	21.09%
Life of Class	rr_AverageAnnualReturnSinceInception	(5.50%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83.13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.13%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund primarily invests in stocks of companies principally based outside the United States. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world. The Fund normally intends to invest at least 65% of its net assets in equity securities of small companies generally having a market capitalization at the time of purchase of less than  $5 billion. The Fund may invest its remaining assets in equity securities of mid-sized or larger companies. With respect to the portion of the Fund's portfolio not subject to the 65% policy referenced above, the Fund may invest in securities in accordance with its investment objective, strategies, and restrictions.

The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•

Foreign companies, which may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund may invest up to 25% of its net assets in securities of foreign companies that are traded primarily in emerging markets.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Small and Mid-Sized Company Risk: The Fund's investments in equity securities of small and mid-sized companies tend to be more volatile and less liquid than equity securities of larger companies and may have limited management experience, limited ability to generate or borrow capital, and limited products, services or markets.

•

Foreign Company Risk: The Fund's investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund's definition of an emerging market security. To the extent the Fund invests in this manner, the percent of the Fund's portfolio that is exposed to emerging market risks may be greater than the percent of the Fund's assets that the Fund defines as representing emerging market securities.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) — Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 2nd Q '09 +36.73% Worst Quarter 3rd Q '08 -24.96%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, P, R2, and R3 shares compare to those of a broad-based securities market index. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Lord Abbett International Opportunities Fund | S&P Developed Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.96%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	9.28%
Life of Class	rr_AverageAnnualReturnSinceInception	(3.75%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 30, 2007	[15]
Lord Abbett Large-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[7]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	934
5 Years	rr_ExpenseExampleYear05	1,197
10 Years	rr_ExpenseExampleYear10	1,946
1 Year	rr_ExpenseExampleNoRedemptionYear01	690
3 Years	rr_ExpenseExampleNoRedemptionYear03	934
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,197
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,946
Annual Return 2004	rr_AnnualReturn2004	12.15%
Annual Return 2005	rr_AnnualReturn2005	2.80%
Annual Return 2006	rr_AnnualReturn2006	17.66%
Annual Return 2007	rr_AnnualReturn2007	3.65%
Annual Return 2008	rr_AnnualReturn2008	(36.86%)
Annual Return 2009	rr_AnnualReturn2009	19.56%
Annual Return 2010	rr_AnnualReturn2010	14.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.08%)
1 Year	rr_AverageAnnualReturnYear01	7.52%
5 Years	rr_AverageAnnualReturnYear05	(0.20%)
Life of Class	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Lord Abbett Large-Cap Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.44%
5 Years	rr_AverageAnnualReturnYear05	(0.89%)
Life of Class	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Lord Abbett Large-Cap Value Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.97%
5 Years	rr_AverageAnnualReturnYear05	(0.16%)
Life of Class	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Lord Abbett Large-Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
1 Year	rr_ExpenseExampleYear01	588
3 Years	rr_ExpenseExampleYear03	882
5 Years	rr_ExpenseExampleYear05	1,101
10 Years	rr_ExpenseExampleYear10	1,999
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,999
1 Year	rr_AverageAnnualReturnYear01	9.35%
5 Years	rr_AverageAnnualReturnYear05	0.18%
Life of Class	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Lord Abbett Large-Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
1 Year	rr_ExpenseExampleYear01	188
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	2,169
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
1 Year	rr_AverageAnnualReturnYear01	13.35%
5 Years	rr_AverageAnnualReturnYear05	0.37%
Life of Class	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Lord Abbett Large-Cap Value Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	412
5 Years	rr_ExpenseExampleNoRedemptionYear05	713
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,568
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	0.91%
Life of Class	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Lord Abbett Large-Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	271
5 Years	rr_ExpenseExampleNoRedemptionYear05	471
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,049
1 Year	rr_AverageAnnualReturnYear01	14.61%
5 Years	rr_AverageAnnualReturnYear05	1.36%
Life of Class	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Lord Abbett Large-Cap Value Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	525
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
1 Year	rr_AverageAnnualReturnYear01	14.42%
Life of Class	rr_AverageAnnualReturnSinceInception	(5.52%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Large-Cap Value Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[16]
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,735
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	459
5 Years	rr_ExpenseExampleNoRedemptionYear05	792
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
Lord Abbett Large-Cap Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	428
5 Years	rr_ExpenseExampleNoRedemptionYear05	739
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,624
Lord Abbett Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek a high level of total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds.More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.34%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This amount has been updated from fiscal year amounts to reflect current fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund will, under normal market conditions, invest at least 80% of its net assets in equity securities of large companies. The Fund primarily invests in large, established U.S. and multinational companies that the portfolio manager believes are undervalued. The Fund generally is designed for tax-exempt or tax-deferred investors (such as retirement and benefit plans or individual retirement accounts) because tax consequences and the likelihood of dividend income are not important considerations in selecting securities for the Fund.

In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Large companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.

•

Value companies that portfolio management believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•	Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company's intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 and R3 shares because Class R2 and R3 shares commenced investment operations on March 23, 2010 and do not have a full calendar year of performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) — Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year.This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 2nd Q '09 +18.36% Worst Quarter 4th Q '08 -21.08%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, and P shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, and P shares compare to those of two broad-based securities market indices. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, and P shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").  After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Lord Abbett Large-Cap Value Fund | Russell 1000 Value Index 6/30/2003 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Life of Class	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Lord Abbett Large-Cap Value Fund | Russell 1000 Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Life of Class	rr_AverageAnnualReturnSinceInception	(5.82%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Large-Cap Value Fund | S&P 500 Value Index 6/30/2003 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	0.87%
Life of Class	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Lord Abbett Large-Cap Value Fund | S&P 500 Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	0.87%
Life of Class	rr_AverageAnnualReturnSinceInception	(6.54%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Micro-Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[17]
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[18]
1 Year	rr_ExpenseExampleYear01	776
3 Years	rr_ExpenseExampleYear03	1,197
5 Years	rr_ExpenseExampleYear05	1,643
10 Years	rr_ExpenseExampleYear10	2,875
1 Year	rr_ExpenseExampleNoRedemptionYear01	776
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,197
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,643
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,875
Annual Return 2001	rr_AnnualReturn2001	16.96%
Annual Return 2002	rr_AnnualReturn2002	(30.97%)
Annual Return 2003	rr_AnnualReturn2003	49.34%
Annual Return 2004	rr_AnnualReturn2004	25.89%
Annual Return 2005	rr_AnnualReturn2005	2.55%
Annual Return 2006	rr_AnnualReturn2006	25.37%
Annual Return 2007	rr_AnnualReturn2007	22.76%
Annual Return 2008	rr_AnnualReturn2008	(46.45%)
Annual Return 2009	rr_AnnualReturn2009	52.61%
Annual Return 2010	rr_AnnualReturn2010	33.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.02%)
1 Year	rr_AverageAnnualReturnYear01	26.04%
5 Years	rr_AverageAnnualReturnYear05	9.66%
10 Years	rr_AverageAnnualReturnYear10	9.46%
Lord Abbett Micro-Cap Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.04%
5 Years	rr_AverageAnnualReturnYear05	8.98%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Lord Abbett Micro-Cap Growth Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	8.20%
10 Years	rr_AverageAnnualReturnYear10	8.14%
Lord Abbett Micro-Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[18]
1 Year	rr_ExpenseExampleYear01	188
3 Years	rr_ExpenseExampleYear03	584
5 Years	rr_ExpenseExampleYear05	1,005
10 Years	rr_ExpenseExampleYear10	2,179
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	584
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,005
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,179
1 Year	rr_AverageAnnualReturnYear01	34.16%
5 Years	rr_AverageAnnualReturnYear05	11.26%
10 Years	rr_AverageAnnualReturnYear10	10.42%
Lord Abbett Micro-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT MICRO CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 115.89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.89%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable contingent deferred sales charge ("CDSC")) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund normally invests at least 80% of its net assets in equity securities of micro-cap companies. The Fund seeks to invest in micro-cap companies that appear to have the potential for more rapid growth than the overall economy. The Fund evaluates companies based on an analysis of their financial statements, products and operations, market sectors and interviews with management. In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Micro-cap companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Microcap® Index.

•	Growth companies that portfolio management believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in the value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Micro-Cap Company Risk: Micro-cap companies may be less able to weather economic shifts or other adverse developments than larger, more established companies and may have less experienced management and unproven track records. Micro-cap companies may rely on limited product lines, may have more limited financial resources, and may be more susceptible to setbacks or economic downturns. In addition, micro-cap company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies, and may be subject to greater price fluctuations than larger company stocks.

•

Growth Investing Risk: Growth stocks tend to be more volatile than slower-growing value stocks. The prices of growth stocks may fall dramatically if, for example, the company fails to meet earnings or revenue projections.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund — Principal Risks" section in the Fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund believes that the Russell Microcap® Growth Index and the Russell Microcap® Index more accurately reflect the Fund's investment strategies than the Russell 2000® Growth Index, the Fund will delete the Russell 2000® Growth Index from its next annual prospectus update.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) — Class A Shares*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share class will vary due to the different expenses the class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

*The returns shown above are for the Fund's Class A shares. Before 2011, the Fund showed returns for Class I shares because Class I shares had been in existence for a longer period. Now that Class A shares have been in existence for 10 years, the Fund is showing returns for Class A shares. Because Class A shares have a higher expense ratio than Class I shares, Class A share returns are lower than Class I share returns.

Best Quarter 2nd Q '09 +31.46%

Worst Quarter 4th Q '08 -29.02%

Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	*The returns shown above are for the Fund's Class A shares. Before 2011, the Fund showed returns for Class I shares because Class I shares had been in existence for a longer period. Now that Class A shares have been in existence for 10 years, the Fund is showing returns for Class A shares. Because Class A shares have a higher expense ratio than Class I shares, Class A share returns are lower than Class I share returns
Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Returns (for the periods ended December 31, 2010)

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges. For Class A shares, the current maximum front-end sales charge is 5.75%. There are no sales charges for Class I shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes
(reflects no deduction for fees, expenses, or taxes)

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other share class are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Fund's Class A and I shares compare to those of three broad-based securities market indices. Because the Fund believes that the Russell Microcap® Growth Index and the Russell Microcap® Index more accurately reflect the Fund's investment strategies than the Russell 2000® Growth Index, the Fund will delete the Russell 2000® Growth Index from its next annual prospectus update. The Fund's average annual total returns include applicable sales charges. For Class A shares, the current maximum front-end sales charge is 5.75%. There are no sales charges for Class I shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for the other share class are not shown in the table and will vary from those shown for Class A shares.

Lord Abbett Micro-Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Lord Abbett Micro-Cap Growth Fund | Russell Microcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.48%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Lord Abbett Micro-Cap Growth Fund | Russell Microcap Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.89%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Lord Abbett Micro-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[7]
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[19]
1 Year	rr_ExpenseExampleYear01	772
3 Years	rr_ExpenseExampleYear03	1,184
5 Years	rr_ExpenseExampleYear05	1,620
10 Years	rr_ExpenseExampleYear10	2,827
1 Year	rr_ExpenseExampleNoRedemptionYear01	772
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,184
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,620
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,827
Annual Return 2001	rr_AnnualReturn2001	27.44%
Annual Return 2002	rr_AnnualReturn2002	(3.76%)
Annual Return 2003	rr_AnnualReturn2003	46.22%
Annual Return 2004	rr_AnnualReturn2004	24.95%
Annual Return 2005	rr_AnnualReturn2005	17.25%
Annual Return 2006	rr_AnnualReturn2006	20.75%
Annual Return 2007	rr_AnnualReturn2007	8.43%
Annual Return 2008	rr_AnnualReturn2008	(39.63%)
Annual Return 2009	rr_AnnualReturn2009	33.36%
Annual Return 2010	rr_AnnualReturn2010	27.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.53%)
1 Year	rr_AverageAnnualReturnYear01	20.22%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	12.78%
Lord Abbett Micro-Cap Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.22%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	11.44%
Lord Abbett Micro-Cap Value Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.15%
5 Years	rr_AverageAnnualReturnYear05	4.06%
10 Years	rr_AverageAnnualReturnYear10	10.93%
Lord Abbett Micro-Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[19]
1 Year	rr_ExpenseExampleYear01	184
3 Years	rr_ExpenseExampleYear03	569
5 Years	rr_ExpenseExampleYear05	980
10 Years	rr_ExpenseExampleYear10	2,127
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	980
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
1 Year	rr_AverageAnnualReturnYear01	27.88%
5 Years	rr_AverageAnnualReturnYear05	6.37%
10 Years	rr_AverageAnnualReturnYear10	13.77%
Lord Abbett Micro-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT MICRO CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.03% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.03%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable contingent deferred sales charge ("CDSC")) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund normally invests at least 80% of its net assets in equity securities of micro-cap companies. The Fund seeks to invest in micro-cap companies that appear to be undervalued and that appear to have good prospects for improvement in earnings trends, asset values, or other positive attributes. The Fund evaluates companies based on an analysis of their financial statements, products and operations, market sectors and interviews with management. In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Micro-cap companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Microcap® Index.

•

Value companies that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Micro-Cap Company Risk: Micro-cap companies may be less able to weather economic shifts or other adverse developments than larger, more established companies and may have less experienced management and unproven track records. Micro-cap companies may rely on limited product lines and have more limited financial resources and are more susceptible to setbacks or economic downturns. In addition, micro-cap company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies, and may be subject to greater price fluctuations than larger company stocks.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company's intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under its derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund believes that the Russell Microcap® Value Index and the Russell Microcap® Index more accurately reflect the Fund's investment strategies than the Russell 2000® Value Index, the Fund will delete the Russell 2000® Value Index from its next annual prospectus update.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) — Class A Shares*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share class will vary due to the different expenses the class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
*The returns shown above are for the Fund's Class A shares. Before 2011, the Fund showed returns for Class I shares because Class I shares had been in existence for a longer period. Now that Class A shares have been in existence for 10 years, the Fund is showing returns for Class A shares. Because Class A shares have a higher expense ratio than Class I shares, Class A share returns are lower than Class I share returns.

Best Quarter 2nd Q '09 + 28.95%
Worst Quarter 4th Q '08 -29.53%

Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	*The returns shown above are for the Fund's Class A shares. Before 2011, the Fund showed returns for Class I shares because Class I shares had been in existence for a longer period. Now that Class A shares have been in existence for 10 years, the Fund is showing returns for Class A shares. Because Class A shares have a higher expense ratio than Class I shares, Class A share returns are lower than Class I share returns
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges. For Class A shares, the current maximum front-end sales charge is 5.75%. There are no sales charges for Class I shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other share class are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Fund's Class A and I shares compare to those of three broad-based securities market indices. Because the Fund believes that the Russell Microcap® Value Index and the Russell Microcap® Index more accurately reflect the Fund's investment strategies than the Russell 2000® Value Index, the Fund will delete the Russell 2000® Value Index from its next annual prospectus update. The Fund's average annual total returns include applicable sales charges. For Class A shares, the current maximum front-end sales charge is 5.75%. There are no sales charges for Class I shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for the other share class are not shown in the table and will vary from those shown for Class A shares.

Lord Abbett Micro-Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Lord Abbett Micro-Cap Value Fund | Russell Microcap Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.35%
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	9.79%
Lord Abbett Micro-Cap Value Fund | Russell MicroCap Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.89%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Lord Abbett Value Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[20]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	975
5 Years	rr_ExpenseExampleYear05	1,267
10 Years	rr_ExpenseExampleYear10	2,095
1 Year	rr_ExpenseExampleNoRedemptionYear01	704
3 Years	rr_ExpenseExampleNoRedemptionYear03	975
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,267
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,095
Annual Return 2006	rr_AnnualReturn2006	28.96%
Annual Return 2007	rr_AnnualReturn2007	10.91%
Annual Return 2008	rr_AnnualReturn2008	(27.77%)
Annual Return 2009	rr_AnnualReturn2009	33.82%
Annual Return 2010	rr_AnnualReturn2010	24.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.44%)
1 Year	rr_AverageAnnualReturnYear01	17.34%
5 Years	rr_AverageAnnualReturnYear05	10.15%
Life of Class	rr_AverageAnnualReturnSinceInception	10.14%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Lord Abbett Value Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.25%
5 Years	rr_AverageAnnualReturnYear05	9.64%
Life of Class	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Lord Abbett Value Opportunities Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.38%
5 Years	rr_AverageAnnualReturnYear05	8.54%
Life of Class	rr_AverageAnnualReturnSinceInception	8.54%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Lord Abbett Value Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	602
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,173
10 Years	rr_ExpenseExampleYear10	2,149
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,149
1 Year	rr_AverageAnnualReturnYear01	19.73%
5 Years	rr_AverageAnnualReturnYear05	10.65%
Life of Class	rr_AverageAnnualReturnSinceInception	10.64%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Lord Abbett Value Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[21]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	2,317
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
1 Year	rr_AverageAnnualReturnYear01	23.73%
5 Years	rr_AverageAnnualReturnYear05	10.78%
Life of Class	rr_AverageAnnualReturnSinceInception	10.77%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Lord Abbett Value Opportunities Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_ExpenseExampleNoRedemptionYear01	111
3 Years	rr_ExpenseExampleNoRedemptionYear03	347
5 Years	rr_ExpenseExampleNoRedemptionYear05	601
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	24.85%
Life of Class	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Value Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	315
5 Years	rr_ExpenseExampleNoRedemptionYear05	547
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
1 Year	rr_AverageAnnualReturnYear01	24.91%
5 Years	rr_AverageAnnualReturnYear05	11.86%
Life of Class	rr_AverageAnnualReturnSinceInception	11.85%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Lord Abbett Value Opportunities Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
1 Year	rr_ExpenseExampleYear01	147
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	1,724
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	456
5 Years	rr_ExpenseExampleNoRedemptionYear05	787
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,724
1 Year	rr_AverageAnnualReturnYear01	24.40%
5 Years	rr_AverageAnnualReturnYear05	11.36%
Life of Class	rr_AverageAnnualReturnSinceInception	11.36%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Lord Abbett Value Opportunities Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
1 Year	rr_AverageAnnualReturnYear01	24.24%
Life of Class	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Value Opportunities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,779
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	471
5 Years	rr_ExpenseExampleNoRedemptionYear05	813
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
1 Year	rr_AverageAnnualReturnYear01	24.42%
Life of Class	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT VALUE OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 126 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" in the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69.83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.83%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-sized companies. The remainder of the Fund's assets may be invested in companies of all capitalization ranges. The Fund may change this policy at any time. The Fund attempts to invest in companies the portfolio manager believes have been undervalued by the market and are selling at reasonable prices. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors that the Fund believes are likely to improve the value of the company's stock price.

In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund's investments primarily include the following types of securities and other financial instruments:

•

Equity securities of mid-sized and small companies. Equity securities include common stocks, preferred stocks, convertible securities and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Mid-sized and small companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2500® Index.

•

Value companies that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund's investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund's investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund's investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, and limited products or services or may operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company's intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

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Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivatives may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) — Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 3rd Q '09 +19.26%
Worst Quarter 4th Q '08 -19.44%

Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Returns (for the periods ended December 31, 2010)

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period and life of class; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, P, R2, and R3 shares compare to those of two broad-based securities market indices. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period and life of class; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Lord Abbett Value Opportunities Fund | Russell 2500 Index 12/30/2005 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	4.86%
Life of Class	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Lord Abbett Value Opportunities Fund | Russell 2500 Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	4.86%
Life of Class	rr_AverageAnnualReturnSinceInception	0.91%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lord Abbett Value Opportunities Fund | Russell 2500 Value Index 12/30/2005 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.82%
5 Years	rr_AverageAnnualReturnYear05	3.85%
Life of Class	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Lord Abbett Value Opportunities Fund | Russell 2500 Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.82%
5 Years	rr_AverageAnnualReturnYear05	3.85%
Life of Class	rr_AverageAnnualReturnSinceInception	0.25%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007

[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
[3]	For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive 0.05% of its management fee. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.
[4]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[5]	Corresponds with Class I period shown.
[6]	Corresponds with Class F, R2, and R3 periods shown.
[7]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[8]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[9]	For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.77%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.
[10]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
[11]	For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.77%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.
[12]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
[13]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[14]	For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.35%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.
[15]	Corresponds with Class F, R2, and R3 periods shown.
[16]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
[17]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[18]	For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.85%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.
[19]	For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.85%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.
[20]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[21]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.